Allstate Life Insurance Company

Law & Regulation Department

3100 Sanders Road, Suite J5B

Northbrook, Illinois 60062

Direct Dial Number 847.402.6461

Facsimile 847.402.3781

E-Mail bteichne@allstate.com

Bruce A. Teichner

Associate Counsel

March 14, 2006

BY EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Allstate Life Insurance Company ("Allstate")
Allstate Financial Advisors Separate Account I ("Registrant")

Responses to Commission Staff Comments on Post-Effective
Amendment No. 9 to Form N-4 Registration Statement ("Amendment")
(File No. 333-114562)

Dear Ms. White:

Set forth below are Registrant's responses to the questions and comments raised by the Commission staff ("staff") regarding the Amendment. We received the questions by telephone on March 2, 2006 and we greatly appreciate the staff's effort in reviewing the Amendment promptly.

COMMENT 1:

Include final expense table numbers in the Supplement when it is re-filed with the staff for review.

RESPONSE TO COMMENT 1:

As requested, the revised Supplement, a copy of which is included with this response letter, has been updated to include revised expense table numbers. We have also updated the list of "Available" and "Excluded" Sub-Accounts that appears in the "Investment Requirements" section of the Supplement.

GROUP QUESTION 2:

QUESTION 2-A-1: With respect to the Rider Trade-In Option, explain to the Staff whether the company pays sales representatives any sales commission or trail commission if a contract holder were to utilize the Rider Trade-In Option.

RESPONSE TO GROUP QUESTION 2-A-1:

No such sales commission or trail commissions will be paid to the sales representative under any circumstances.

QUESTION 2-A-2: Further explain if the company makes an additional or different payment to the sales representative if a contract holder exercises the Trade-In Option.

RESPONSE TO GROUP QUESTION 2-A-2:

No such additional or different payment will be paid to the sales representative under any circumstances.

QUESTION 2-B-1: Explain to the staff under what circumstances it would be beneficial to cancel the SureIncome Option and to add either of the new Withdrawal Benefit Options.

RESPONSE TO GROUP QUESTION 2-B-1:

The circumstances under which it would be beneficial to cancel the SureIncome Option and to add either of the new Withdrawal Benefit Options would be unique to how this variable annuity contract is being used to contribute to an individual contract holder's specific goals. The following bullet points contain three examples where such an action could be beneficial to a contract holder:

•

If the contract value has increased substantially in size since the SureIncome Option was issued and the contract holder prefers to guarantee a partial withdrawal level based upon the current contract value (both Withdrawal Benefit Options afford this opportunity);

•	If the contract holder prefers to guarantee a partial withdrawal level over his or her entire lifetime (SureIncome For Life affords this opportunity);

•

If the contract holder prefers his or her guaranteed partial withdrawal level to potentially increase in connection with increases in contract value (both Withdrawal Benefit Options afford this opportunity).

QUESTION 2-B-2: Explain what tools are available to contract holders in order to evaluate the relative costs and benefits of each of the different Riders.

RESPONSE TO GROUP QUESTION 2-B-1:

No such specific tools have been designed. However, the guarantee values (Benefit Base, Benefit Payment, etc.) associated with a contract holder's current Option are included in the contract annual statement that is sent to a contract holder on each contract anniversary. Contract holders can further evaluate the costs and benefits of the different Options through review of the product prospectus and examination of related marketing materials that are currently being prepared.

QUESTION 3:

With respect to Appendix K, examples 2 & 8, modify the following parenthetical so it is more easily understood:

(as long as the Contract Values on any of the prior Contract Anniversaries have not caused any of the guarantees under the Option to be updated).

RESPONSE TO QUESTION 3:

Allstate has revised the parenthetical, both with respect to examples 2 & 8, as follows:

(for the purposes of this example it is assumed the maximum anniversary value on any of the prior Contract Anniversaries has not increased the Benefit Payment).

The revised parenthetical appears in the revised Supplement which has been included with this response letter.

COMMENT 4:

Provide a "Tandy" representation in the letter that will be prepared in connection with Allstate's response to staff comments:

RESPONSE TO COMMENT 4:

Please note the following:

•	Allstate, on behalf of Registrant, acknowledges that it is responsible for the adequacy and accuracy of the disclosure in the filings;
•	staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and
•

Allstate, on behalf of Registrant, acknowledges that it may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

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Please direct any question or comment to me at the number above or to Christopher S. Petito, Esq. (202/986-8283) at LeBoeuf, Lamb, Greene & MacRae LLP. Thank you.

Sincerely,

/s/ BRUCE A. TEICHNER

--------------------------------

Bruce A. Teichner

Enclosure: revised Supplement

(courtesy copies of this response letter and

the Supplement are being sent to the staff via email)

cc:	Christopher S. Petito, Esq.
LeBoeuf, Lamb, Greene & MacRae LLP